Line of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Line of Credit/Note Payable/Convertible Note Payable [Abstract]
Line of Credit

Note 5 – Line of Credit

Line of credit as of September 30, 2017 and December 31, 2016 is as follows:

	Outstanding Balances as of
	September 30, 2017	December 31, 2016
March 19, 2009	119,246	203,988
October 4, 2016	0	31,153
	$119,246	$235,141

On March 19, 2009 Astoria Surgical Supplies North LLC signed a revolving note (the “Revolving Note”) at PNC Bank (the “Bank”). The outstanding balance of this Note is limited to $200,000 and expired March 19, 2010. The outstanding balance accrues interest at a variable rate. The interest rate is subject to change based on changes in an independent index which is the highest Prime Rate as published in the “Money Rates” section of the Wall Street Journal. Interest is payable monthly and the rate as of December 31, 2016 and 2015 was 3.75% and 4.50%, respectively. The Company had been in payment default since March 19, 2010; however, on May 3, 2017, the Company agreed to pay back the line of credit by December 1, 2017.

The balance outstanding on the Revolving Note at September 30, 2017 and December 31, 2016 was $119,246 and $203,988, respectively.

On October 4, 2016, the Company signed a revenue based factoring agreement (the “Factoring Agreement”) with Imperial Advance, LLC. The company received proceeds of $40,000 and agreed to pay $52,400 of future receivables. The note issued in connection with the Factoring Agreement is secured by an officer of the Company. On August 21, 2017, the Company and Imperial Advance, LLC entered into a Settlement Agreement pursuant to which the Company agreed to pay Imperial Advance, LLC $9,368 by August 23, 2017. The company recorded a gain on settlement of debt of $2,079.

The balance outstanding on the revenue based factoring agreement at September 30, 2017 and December 31, 2016 was $0 and $31,153, respectively.

Note 5 – Line of Credit

On March 19, 2009 Astoria Surgical Supplies North LLC signed a revolving note (the “Note”) at PNC Bank (the “Bank”). The outstanding balance of this Note is limited to $200,000 and expired March 19, 2010. The outstanding balance accrues interest at a variable rate. The interest rate is subject to change based on changes in an independent index which is the highest Prime Rate as published in the “Money Rates” section of the Wall Street Journal. Interest is payable monthly and the rate as of December 31, 2016 and 2015 was 3.75% and 4.50%, respectively.

The Company has been in payment default since March 19, 2010. The Company does not believe it is probable that the loan will be called or that the interest rate shall be increased to the default interest rate due to the fact that the Company is current and has been current since the maturity date with its monthly installment payment obligation.

The balance outstanding on the revolving note at December 31, 2016 and 2015 was $219,176 and $202,422, respectively.